Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ 70	$ 42	$ 122
Cash Flow Hedges, Tax	$ (2,582)	$ 1,290
Cash flow hedges, tax			$ 4,062